Segment Information - Schedule of Equipment Sales within Services (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 204	$ 563	$ 1,352	$ 5,690
Enterprise [Member]
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 204	$ 563	$ 1,352	$ 5,690